Revenue Information	12 Months Ended
Dec. 31, 2025
Revenue Information [Abstract]
REVENUE INFORMATION

15 – REVENUE INFORMATION

For the years ended December 31, 2025, 2024 and 2023, the Group’s revenue based on operations consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Subscription package revenue	29,369,450	3,282,252	-
Rental revenue	13,691,036	16,467,586	20,852,642
Reservation revenue	14,417	13,275	30,800
Other revenue	-	20,812	122,864
Gross Sales	43,074,903	19,783,925	21,006,306

Sales refunds	(18,671)	(104,378)	(32,746)
Sales discount	(3,814,745)	(1,019,892)	(944,008)
Net Sales	39,241,487	18,659,655	20,029,552

The Group has determined that collectability is not probable for revenue amounting to US$33,582, US$417,845, US$664,504 for the years ended December 31, 2025, 2024 and 2023, respectively. These amounts will not be deemed probable until cash is received, at which point revenue would be recognized.

Deferred revenue

Deferred revenue consists of prepaid coupons and wallet balances which will be recorded as revenue when the relevant trip is taken, as that represents the satisfaction of the Group’s performance obligation.

	Dec 31, 2025	Dec 31, 2024

Wallets	1,950,458	1,552,074
Other	178,694	292,974
Total	2,129,152	1,845,048

The table below shows the deferred revenue movement on wallets for the years ended December 31, 2025 and 2024:

	January 1, 2025	Additions	Revenue recognised	FX rate adjustment	December 31, 2025

Deferred revenue	1,552,074	6,450,062	(5,826,321)	(225,357)	1,950,458
Total	1,552,074	6,450,062	(5,826,321)	(225,357)	1,950,458

	January 1, 2024	Additions	Revenue recognised	FX rate adjustment	December 31, 2024

Deferred revenue	1,339,954	3,294,445	(2,815,778)	(266,547)	1,552,074
Total	1,339,954	3,294,445	(2,815,778)	(266,547)	1,552,074